Trade Payables and Accrued Expenses (Schedule of Composition of Trade Payables and Accrued Expenses) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	₪ 334	₪ 345
Accrued expenses	434	342
Trade Payables and Accrued Expenses	₪ 768	₪ 687